Pay vs Performance Disclosure - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Net Income (Loss)	¥ (434,488,495)	¥ (412,081,555)	¥ (876,250,383)